PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 96.5%
Common Stocks
Aerospace & Defense 1.1%
Hexcel Corp.	443,722	$32,724,498
Automobiles 0.0%
Electric Last Mile Solutions, Inc.*	760,000	62,320
Banks 8.1%
BankUnited, Inc.	703,531	22,815,510
Brookline Bancorp, Inc.	1,912,047	20,860,433
East West Bancorp, Inc.	649,173	46,707,997
Eastern Bankshares, Inc.(a)	1,160,306	16,476,345
First Bancorp	132,601	4,907,563
First Interstate BancSystem, Inc. (Class A Stock)(a)	288,594	8,874,266
Hilltop Holdings, Inc.	446,987	15,738,412
Pinnacle Financial Partners, Inc.	446,138	38,912,156
Western Alliance Bancorp	564,505	37,138,784
Wintrust Financial Corp.	257,620	23,894,255
WSFS Financial Corp.	152,562	7,007,173
		243,332,894
Biotechnology 4.3%
Apellis Pharmaceuticals, Inc.*	518,860	31,058,960
Arcutis Biotherapeutics, Inc.*	778,196	2,513,573
Argenx SE (Netherlands), ADR*	27,819	10,583,182
Cabaletta Bio, Inc.*	434,177	9,855,818
Crinetics Pharmaceuticals, Inc.*	591,934	21,061,012
Krystal Biotech, Inc.*	167,043	20,723,355
Natera, Inc.*	172,021	10,775,395
Vaxcyte, Inc.*	345,998	21,728,674
		128,299,969
Building Products 0.9%
Hayward Holdings, Inc.*(a)	1,873,325	25,477,220
Capital Markets 1.5%
AssetMark Financial Holdings, Inc.*	1,032,251	30,915,917
Bridge Investment Group Holdings, Inc. (Class A Stock)	1,408,532	13,775,443
		44,691,360
Chemicals 1.0%
Avient Corp.	696,100	28,936,877

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Commercial Services & Supplies 1.2%
ACV Auctions, Inc. (Class A Stock)*	1,384,954	$20,982,053
VSE Corp.(a)	220,153	14,224,085
		35,206,138
Construction & Engineering 1.2%
Great Lakes Dredge & Dock Corp.*	1,669,949	12,825,208
WillScot Mobile Mini Holdings Corp.*	527,984	23,495,288
		36,320,496
Construction Materials 0.3%
Summit Materials, Inc. (Class A Stock)*	231,808	8,915,336
Consumer Staples Distribution & Retail 1.9%
Performance Food Group Co.*	818,397	56,592,153
Containers & Packaging 0.8%
Crown Holdings, Inc.	257,621	23,724,318
Diversified Telecommunication Services 0.7%
Cogent Communications Holdings, Inc.	288,310	21,928,859
Electrical Equipment 0.5%
Regal Rexnord Corp.	99,852	14,780,093
Electronic Equipment, Instruments & Components 0.3%
Cognex Corp.	219,906	9,178,876
Energy Equipment & Services 1.6%
Weatherford International PLC*	502,430	49,152,727
Financial Services 3.4%
Essent Group Ltd.	170,246	8,978,774
Flywire Corp.*	265,539	6,147,228
Shift4 Payments, Inc. (Class A Stock)*(a)	758,322	56,373,658
WEX, Inc.*	151,835	29,539,499
		101,039,159
Food Products 3.4%
Adecoagro SA (Brazil)	2,760,488	30,641,417
Darling Ingredients, Inc.*	650,473	32,419,574

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Food Products (cont’d.)
Freshpet, Inc.*(a)	155,200	$13,465,152
Lamb Weston Holdings, Inc.	222,991	24,103,097
		100,629,240
Ground Transportation 1.5%
Saia, Inc.*	100,986	44,254,085
Health Care Equipment & Supplies 1.0%
Inspire Medical Systems, Inc.*	94,140	19,150,900
Shockwave Medical, Inc.*	31,321	5,968,530
Tandem Diabetes Care, Inc.*	110,009	3,254,066
		28,373,496
Health Care Providers & Services 4.1%
Acadia Healthcare Co., Inc.*	614,812	47,807,781
Molina Healthcare, Inc.*	118,770	42,912,789
Progyny, Inc.*	876,852	32,601,357
		123,321,927
Hotel & Resort REITs 0.6%
Summit Hotel Properties, Inc.	2,622,556	17,623,576
Hotels, Restaurants & Leisure 3.6%
Bloomin’ Brands, Inc.(a)	790,068	22,240,414
Cava Group, Inc.*(a)	575,278	24,725,448
Churchill Downs, Inc.	412,108	55,605,733
Domino’s Pizza, Inc.	14,744	6,077,919
		108,649,514
Household Durables 2.5%
Century Communities, Inc.	431,806	39,354,799
Toll Brothers, Inc.	347,099	35,678,306
		75,033,105
Industrial REITs 1.5%
Plymouth Industrial REIT, Inc.	1,869,258	44,993,040
Insurance 4.5%
Axis Capital Holdings Ltd.	548,283	30,358,430
James River Group Holdings Ltd.	435,582	4,024,778

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Markel Group, Inc.*	34,818	$49,438,078
RenaissanceRe Holdings Ltd. (Bermuda)	122,471	24,004,316
Ryan Specialty Holdings, Inc.*	346,649	14,912,840
Skyward Specialty Insurance Group, Inc.*	351,398	11,905,364
		134,643,806
IT Services 0.7%
Globant SA*	88,960	21,170,701
Leisure Products 1.0%
Brunswick Corp.(a)	311,968	30,182,904
Life Sciences Tools & Services 0.1%
Olink Holding AB (Sweden), ADR*	163,309	4,107,221
Machinery 4.5%
Energy Recovery, Inc.*	313,062	5,898,088
Enerpac Tool Group Corp.	1,308,046	40,667,150
Enpro, Inc.	212,115	33,246,905
RBC Bearings, Inc.*	34,685	9,881,410
Trinity Industries, Inc.	1,686,657	44,848,210
		134,541,763
Marine Transportation 1.7%
Kirby Corp.*	639,125	50,158,530
Metals & Mining 2.8%
B2Gold Corp. (Canada)	1,676,519	5,297,800
Constellium SE*	2,646,639	52,826,914
ERO Copper Corp. (Brazil)*	941,463	14,885,212
Materion Corp.	74,494	9,693,904
		82,703,830
Mortgage Real Estate Investment Trusts (REITs) 1.0%
Ladder Capital Corp.	2,539,116	29,225,225
Multi-Utilities 1.9%
CenterPoint Energy, Inc.	571,696	16,333,355
NiSource, Inc.	1,491,489	39,599,033
		55,932,388

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Office REITs 0.5%
Cousins Properties, Inc.	630,707	$15,357,715
Oil, Gas & Consumable Fuels 3.2%
Permian Resources Corp.(a)	1,825,271	24,823,685
Targa Resources Corp.	807,925	70,184,445
		95,008,130
Passenger Airlines 0.3%
Sun Country Airlines Holdings, Inc.*	601,413	9,460,227
Personal Care Products 0.5%
elf Beauty, Inc.*	100,446	14,498,376
Pharmaceuticals 0.6%
Cymabay Therapeutics, Inc.*	759,681	17,943,665
Professional Services 4.0%
ASGN, Inc.*	277,782	26,714,295
HireRight Holdings Corp.*	489,832	6,588,240
Huron Consulting Group, Inc.*	277,575	28,534,710
KBR, Inc.	750,114	41,563,817
Paycom Software, Inc.	73,576	15,209,631
		118,610,693
Real Estate Management & Development 0.5%
Howard Hughes Holdings, Inc.*	142,795	12,216,112
Marcus & Millichap, Inc.	91,938	4,015,852
		16,231,964
Residential REITs 0.9%
Independence Realty Trust, Inc.	1,722,932	26,360,860
Retail REITs 0.5%
Retail Opportunity Investments Corp.	430,284	6,036,884
Urban Edge Properties	477,409	8,736,585
		14,773,469
Semiconductors & Semiconductor Equipment 4.0%
Credo Technology Group Holding Ltd.*(a)	1,104,010	21,495,075

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tower Semiconductor Ltd. (Israel)*	982,859	$29,996,857
Universal Display Corp.	357,028	68,285,174
		119,777,106
Software 7.6%
Clear Secure, Inc. (Class A Stock)	827,465	17,087,152
CyberArk Software Ltd.*	138,576	30,355,073
Descartes Systems Group, Inc. (The) (Canada)*	124,861	10,495,816
DoubleVerify Holdings, Inc.*	842,813	30,998,662
Intapp, Inc.*	499,153	18,977,797
LiveRamp Holdings, Inc.*	170,498	6,458,464
Procore Technologies, Inc.*	215,879	14,943,145
PTC, Inc.*	121,243	21,212,675
Q2 Holdings, Inc.*	616,993	26,783,666
Sprout Social, Inc. (Class A Stock)*(a)	823,511	50,596,516
		227,908,966
Specialized REITs 2.6%
Gaming & Leisure Properties, Inc.	1,232,396	60,818,743
National Storage Affiliates Trust	442,090	18,333,472
		79,152,215
Specialty Retail 1.7%
Boot Barn Holdings, Inc.*(a)	73,260	5,623,438
Burlington Stores, Inc.*	176,082	34,244,427
Citi Trends, Inc.*	31,563	892,602
Foot Locker, Inc.(a)	246,437	7,676,512
Warby Parker, Inc. (Class A Stock)*	134,189	1,892,065
		50,329,044
Textiles, Apparel & Luxury Goods 3.3%
Kontoor Brands, Inc.(a)	274,101	17,109,385
On Holding AG (Switzerland) (Class A Stock)*(a)	1,264,965	34,116,106
Ralph Lauren Corp.(a)	323,261	46,614,236
		97,839,727

PGIM Jennison Small Company Fund
Schedule of Investments as of December 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.1%
Herc Holdings, Inc.	213,853	$31,840,573

Total Long-Term Investments (cost $2,323,316,428)		2,881,000,374

Short-Term Investments 13.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	118,688,443	118,688,443
PGIM Institutional Money Market Fund (cost $279,092,329; includes $277,879,399 of cash collateral for securities on loan)(b)(wb)	279,360,258	279,248,514

Total Short-Term Investments (cost $397,780,772)		397,936,957

TOTAL INVESTMENTS 109.8% (cost $2,721,097,200)		3,278,937,331
Liabilities in excess of other assets (9.8)%		(291,567,904)

Net Assets 100.0%		$2,987,369,427

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $267,751,131; cash collateral of $277,879,399 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).